Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000112074 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000112074 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112074 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112074 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000112074 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112074 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112074 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112074 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112074 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112074 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112074 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000112074 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000112074 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000112074 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000112074 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000112074 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000112074 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112074 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112074 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112074 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112074 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112074 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000112074 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112075 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000112075 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112075 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112075 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000112075 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112075 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112075 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112075 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112075 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112075 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000112075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000112075 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000112075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000112075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000112075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000112075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112075 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112075 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112075 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112075 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000112075 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125446 | FR_912810FT0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125446 | FR_912810TU2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125446 | FR_912810RX8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125446 | FR_912810PX0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125446 | FR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125446 | FR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125446 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125446 | FR_912803DK6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125446 | FR_912810QQ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125446 | FR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125446 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000125446 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000125446 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000125446 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000125446 | AssetAsset-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000125447 | FR_912810FT0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125447 | FR_912810TU2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125447 | FR_912810RX8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125447 | FR_912810PX0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125447 | FR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125447 | FR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125447 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125447 | FR_912803DK6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125447 | FR_912810QQ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125447 | FR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125447 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000125447 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000125447 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000125447 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000125447 | AssetAsset-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034145 | FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034145 | FR_636180101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034145 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034145 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034145 | FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034145 | FR_69380Q107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034145 | FR_49803T300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034145 | FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034145 | FR_G2717C106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034145 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034145 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000034145 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034145 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000034145 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034145 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034145 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000034145 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000034145 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034145 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034145 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000034145 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034145 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034145 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000034146 | FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034146 | FR_636180101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034146 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034146 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034146 | FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034146 | FR_69380Q107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034146 | FR_49803T300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034146 | FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034146 | FR_G2717C106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034146 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034146 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000034146 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034146 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000034146 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034146 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034146 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000034146 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000034146 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034146 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034146 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000034146 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034146 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034146 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000029536 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029536 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029536 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029536 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029536 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029536 | FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029536 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029536 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029536 | FR_44812J104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029536 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029536 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000029536 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029536 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029536 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000029536 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000029536 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000029536 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029536 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029536 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029536 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000029536 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029537 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029537 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029537 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029537 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029537 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029537 | FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029537 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029537 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029537 | FR_44812J104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029537 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029537 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000029537 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029537 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029537 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000029537 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000029537 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000029537 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029537 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029537 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029537 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000029537 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034143 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034143 | 0.0068913581555594360198899494
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034143 | 0.0165920830322887538604886837
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034143 | 0.7133529341074812755740638887
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000034143 | 0.0354522049817717422167889646
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034143 | 0.7602374691111957391554046609
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000034143 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034143 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000034143 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034143 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000034143 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034143 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000034143 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034143 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000034144 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034144 | 0.0068913581555594360198899494
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034144 | 0.0165920830322887538604886837
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034144 | 0.7133529341074812755740638887
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000034144 | 0.0354522049817717422167889646
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034144 | 0.7602374691111957391554046609
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000034144 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034144 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000034144 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034144 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000034144 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034144 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000034144 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034144 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193050 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193050 | 0.2886036011046075387321150004
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000193050 | 0.0611068739887884371244112379
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193050 | 0.0063016288195725739775236128
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193050 | 0.0240195492209547805067206714
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193050 | 0.0443967905315003585212761356
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193050 | 0.0604440681864766296362232360
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193050 | 0.0253668020137280048973516553
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193050 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000193050 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000193050 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000193050 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000193050 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193050 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193051 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193051 | 0.2791821360988012721997226671
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000193051 | 0.0059146098813239253269679869
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193051 | 0.0275542322219489890559931629
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193051 | 0.0594870198137308221251817484
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193051 | 0.0174661933754485321068511585
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193051 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000193051 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193051 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000193051 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000193051 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000206835 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206835 | 0.1139372242091197017196861680
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000206835 | 0.0484222879491256066945309488
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206835 | 0.0055424192845030390281506979
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206835 | 0.0389537565457491500535140324
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206835 | 0.0655688988015938544264231347
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000206835 | 0.0550657933179122365509447235
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206835 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000206835 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000206835 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000206835 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000206835 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000206835 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125448 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125448 | 0.1139372242091197017196861680
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000125448 | 0.0484222879491256066945309488
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125448 | 0.0055424192845030390281506979
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125448 | 0.0389537565457491500535140324
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125448 | 0.0655688988015938544264231347
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000125448 | 0.0550657933179122365509447235
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000125448 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000125448 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000125448 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000125448 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000125448 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125448 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206836 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206836 | 0.1945916770892909566624063604
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000206836 | 0.0448229728543569326320863718
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206836 | 0.0010476303627106892798970638
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206836 | 0.0662215033409748025423677702
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000206836 | 0.0706809889974546559363789343
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000206836 | 0.0500077700042167050173499606
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206836 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206836 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000206836 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000206836 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000206836 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206836 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125449 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125449 | 0.1945916770892909566624063604
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000125449 | 0.0448229728543569326320863718
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125449 | 0.0010476303627106892798970638
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000125449 | 0.0662215033409748025423677702
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000125449 | 0.0706809889974546559363789343
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000125449 | 0.0500077700042167050173499606
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125449 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000125449 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125449 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000125449 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000125449 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125449 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205759 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000205759 | 0.3619953185271106659246607613
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000205759 | 0.0362825264748896837150673282
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205759 | 0.1676308896649473316249617410
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000205759 | 0.0836622307864227902873395259
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000205759 | 0.0425076077534766035974511100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205759 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000205759 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205759 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000205759 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000205759 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205759 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205759 | AssetPut Option Contracts Purchased
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125450 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000125450 | 0.3619953185271106659246607613
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000125450 | 0.0362825264748896837150673282
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125450 | 0.1676308896649473316249617410
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000125450 | 0.0836622307864227902873395259
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000125450 | 0.0425076077534766035974511100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125450 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000125450 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125450 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000125450 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000125450 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125450 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000125450 | AssetPut Option Contracts Purchased
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206837 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206837 | 0.2053222155651679666775607235
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000206837 | 0.0817646350018294053150499518
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000206837 | 0.0417843065486615139112814635
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206837 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000206837 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000206837 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000206837 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000206837 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206837 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174387 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174387 | 0.2053222155651679666775607235
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000174387 | 0.0817646350018294053150499518
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000174387 | 0.0417843065486615139112814635
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174387 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000174387 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174387 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000174387 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000174387 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174387 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206838 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000206838 | 0.3854476823843411422137229232
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000206838 | 0.2040265586865047802483441430
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000206838 | 0.0303924285789587365786498797
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206838 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000206838 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206838 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000206838 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000206838 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206838 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000206838 | AssetPut Option Contracts Purchased
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174388 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000174388 | 0.3854476823843411422137229232
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000174388 | 0.2040265586865047802483441430
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000174388 | 0.0303924285789587365786498797
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174388 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000174388 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174388 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000174388 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174388 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174388 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000174388 | AssetPut Option Contracts Purchased
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206839 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206839 | 0.2937947968680212271928801549
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000206839 | 0.1408067465152843957766932361
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000206839 | 0.0374897928263757380839245301
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206839 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000206839 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206839 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000206839 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000206839 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206839 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000174389 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174389 | 0.2937947968680212271928801549
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000174389 | 0.1408067465152843957766932361
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000174389 | 0.0374897928263757380839245301
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174389 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000174389 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174389 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000174389 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000174389 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174389 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.
[4]	Percentage rounds to less than 0.1% or (0.1)%.